UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21411

Investment Company Act File Number

Eaton Vance Senior Floating-Rate Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Senior Floating-Rate Trust

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 138.7%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.0%
Accudyne Industries, LLC
Term Loan, 4.23%, Maturing December 13, 2019		536	$535,706
Element Materials Technology Group US Holdings, Inc.
Term Loan, 4.71%, Maturing June 1, 2024		375	379,694
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, Maturing July 18, 2018(2)		311	309,209
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		418	336,356
TransDigm, Inc.
Term Loan, 4.29%, Maturing February 28, 2020		2,590	2,602,418
Term Loan, 4.29%, Maturing June 4, 2021		1,770	1,779,285
Term Loan, 4.23%, Maturing June 9, 2023		4,300	4,328,326
Wesco Aircraft Hardware Corp.
Term Loan, 4.24%, Maturing October 4, 2021		938	937,656

			$11,208,650

Automotive — 2.5%
Allison Transmission, Inc.
Term Loan, 3.24%, Maturing September 23, 2022		1	$1,447
American Axle and Manufacturing, Inc.
Term Loan, 3.49%, Maturing April 6, 2024		3,044	3,043,933
CS Intermediate Holdco 2, LLC
Term Loan, 3.55%, Maturing October 26, 2023		597	598,950
Dayco Products, LLC
Term Loan, 6.23%, Maturing May 19, 2023		1,025	1,032,687
FCA US, LLC
Term Loan, 3.23%, Maturing December 31, 2018		1,209	1,215,348
Federal-Mogul Holdings Corporation
Term Loan, 4.98%, Maturing April 15, 2021		3,005	3,024,302
Horizon Global Corporation
Term Loan, 5.73%, Maturing June 30, 2021		360	362,742
Sage Automotive Holdings, Inc.
Term Loan, 6.23%, Maturing October 27, 2022		721	726,785
TI Group Automotive Systems, LLC
Term Loan, 3.75%, Maturing June 30, 2022	EUR	786	940,645
Term Loan, 3.98%, Maturing June 30, 2022		1,179	1,184,158
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing March 7, 2024		1,337	1,342,036
Visteon Corporation
Term Loan, 3.55%, Maturing March 24, 2024		627	631,003

			$14,104,036

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Beverage and Tobacco — 0.7%
Arterra Wines Canada, Inc.
Term Loan, 4.06%, Maturing December 15, 2023	2,139	$2,153,957
Flavors Holdings, Inc.
Term Loan, 7.05%, Maturing April 3, 2020	1,132	1,070,031
Term Loan - Second Lien, 11.30%, Maturing October 3, 2021	1,000	750,000

		$3,973,988

Brokerage/Securities Dealers/Investment Houses — 0.9%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020	1,010	$1,025,993
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021	2,999	2,967,199
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 10.06%, Maturing March 3, 2023	275	276,375
Salient Partners L.P.
Term Loan, 9.80%, Maturing May 19, 2021	719	697,430

		$4,966,997

Building and Development — 3.3%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.73%, Maturing October 31, 2023	2,668	$2,686,051
Auction.com, LLC
Term Loan, 6.24%, Maturing May 12, 2019	1,002	1,010,705
CPG International, Inc.
Term Loan, 5.05%, Maturing May 3, 2024	1,889	1,896,675
DTZ U.S. Borrower, LLC
Term Loan, 4.49%, Maturing November 4, 2021	3,858	3,877,709
HD Supply Waterworks Ltd.
Term Loan, Maturing August 1, 2024(4)	750	756,329
Henry Company, LLC
Term Loan, 5.73%, Maturing October 5, 2023	299	304,097
Quikrete Holdings, Inc.
Term Loan, 3.98%, Maturing November 15, 2023	2,612	2,620,037
RE/MAX International, Inc.
Term Loan, 4.05%, Maturing December 15, 2023	1,854	1,865,210
Realogy Corporation
Term Loan, 3.48%, Maturing July 20, 2022	567	571,456
Summit Materials Companies I, LLC
Term Loan, 3.98%, Maturing July 17, 2022	613	619,008
Werner Co.
Term Loan, 7.25%, Maturing June 23, 2024	550	552,063
WireCo WorldGroup, Inc.
Term Loan, 6.70%, Maturing September 30, 2023	571	576,394
Term Loan - Second Lien, 10.20%, Maturing September 30, 2024	1,350	1,359,281

		$18,695,015

Business Equipment and Services — 11.1%
Acosta Holdco, Inc.
Term Loan, 4.48%, Maturing September 26, 2021	2,954	$2,711,638
AlixPartners, LLP
Term Loan, 4.30%, Maturing April 4, 2024	1,920	1,935,390
Altisource Solutions S.a.r.l.
Term Loan, 4.73%, Maturing December 9, 2020	1,257	1,115,614
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.51%, Maturing June 21, 2024	525	528,883

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Brickman Group Ltd., LLC
Term Loan, 4.23%, Maturing December 18, 2020		782	$786,861
Camelot UK Holdco Limited
Term Loan, 4.73%, Maturing October 3, 2023		1,141	1,151,139
Cast and Crew Payroll, LLC
Term Loan, 4.80%, Maturing August 12, 2022		398	399,866
Ceridian, LLC
Term Loan, 4.73%, Maturing September 15, 2020		602	601,513
Change Healthcare Holdings, Inc.
Term Loan, 3.98%, Maturing March 1, 2024		6,509	6,550,271
Corporate Capital Trust, Inc.
Term Loan, 4.56%, Maturing May 20, 2019		919	932,337
CPM Holdings, Inc.
Term Loan, 5.48%, Maturing April 11, 2022		270	273,414
Crossmark Holdings, Inc.
Term Loan, 4.80%, Maturing December 20, 2019		1,138	823,662
Education Management, LLC
Term Loan, 5.80%, Maturing July 2, 2020(3)		266	188,773
Term Loan, 8.80%, Maturing July 2, 2020(3)		505	0
EIG Investors Corp.
Term Loan, 5.24%, Maturing February 9, 2023		3,472	3,505,463
Extreme Reach, Inc.
Term Loan, 7.55%, Maturing February 7, 2020		2,265	2,275,223
First Data Corporation
Term Loan, 3.48%, Maturing July 8, 2022		2,405	2,413,120
Garda World Security Corporation
Term Loan, 7.25%, Maturing May 24, 2024		1,922	1,943,850
Term Loan, 8.00%, Maturing May 24, 2024	CAD	873	700,508
Global Payments, Inc.
Term Loan, 3.23%, Maturing April 22, 2023		921	926,404
GTCR Valor Companies, Inc.
Term Loan, Maturing June 20, 2023(4)	EUR	500	590,420
Term Loan, Maturing June 20, 2023(4)		750	742,500
Hayward Industries, Inc.
Term Loan, Maturing July 18, 2024(4)		450	452,953
IG Investment Holdings, LLC
Term Loan, 5.30%, Maturing October 31, 2021		2,201	2,225,292
Information Resources, Inc.
Term Loan, 5.48%, Maturing January 18, 2024		848	855,559
ION Trading Finance Limited
Term Loan, 3.75%, Maturing August 11, 2023	EUR	1,008	1,209,328
Term Loan, 4.05%, Maturing August 11, 2023		2,019	2,011,226
J.D. Power and Associates
Term Loan, 5.55%, Maturing September 7, 2023		2,285	2,296,425
KAR Auction Services, Inc.
Term Loan, 3.56%, Maturing March 11, 2021		1,743	1,755,868
Kronos Incorporated
Term Loan, 4.68%, Maturing November 1, 2023		5,821	5,889,262
Monitronics International, Inc.
Term Loan, 6.80%, Maturing September 30, 2022		2,177	2,203,350
PGX Holdings, Inc.
Term Loan, 6.49%, Maturing September 29, 2020		1,263	1,264,907

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Prime Security Services Borrower, LLC
Term Loan, 3.98%, Maturing May 2, 2022		2,663	$2,681,798
Spin Holdco, Inc.
Term Loan, 4.98%, Maturing November 14, 2022		3,210	3,211,813
Techem GmbH
Term Loan, Maturing July 31, 2024(4)	EUR	1,275	1,523,496
Tempo Acquisition, LLC
Term Loan, 4.23%, Maturing May 1, 2024		850	857,261
Tibco Software, Inc.
Term Loan, Maturing December 4, 2020(4)		500	504,297
TNS, Inc.
Term Loan, 5.24%, Maturing February 14, 2020		522	526,545
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.43%, Maturing September 2, 2021		1,145	1,147,859
Vestcom Parent Holdings, Inc.
Term Loan, 5.23%, Maturing December 19, 2023		498	498,744
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.48%, Maturing May 14, 2022		250	250,810

			$62,463,642

Cable and Satellite Television — 4.9%
Charter Communications Operating, LLC
Term Loan, 3.48%, Maturing January 15, 2024		2,049	$2,065,000
CSC Holdings, LLC
Term Loan, 3.48%, Maturing July 17, 2025		3,548	3,547,983
Numericable Group SA
Term Loan, 3.00%, Maturing July 31, 2025	EUR	449	533,745
Term Loan, 4.06%, Maturing July 31, 2025		1,845	1,845,375
Radiate Holdco, LLC
Term Loan, 4.23%, Maturing February 1, 2024		698	690,395
Telenet Financing USD, LLC
Term Loan, 3.98%, Maturing June 30, 2025		3,025	3,044,717
UPC Financing Partnership
Term Loan, 3.98%, Maturing April 15, 2025		2,625	2,641,734
Virgin Media Bristol, LLC
Term Loan, 3.98%, Maturing January 31, 2025		6,725	6,765,632
Ziggo Secured Finance B.V.
Term Loan, 3.00%, Maturing April 15, 2025	EUR	2,200	2,622,732
Ziggo Secured Finance Partnership
Term Loan, 3.73%, Maturing April 15, 2025		3,475	3,483,066

			$27,240,379

Chemicals and Plastics — 7.1%
Alpha 3 B.V.
Term Loan, 4.30%, Maturing January 31, 2024		550	$554,526
Aruba Investments, Inc.
Term Loan, 4.80%, Maturing February 2, 2022		990	993,240
Ashland, Inc.
Term Loan, 3.24%, Maturing May 24, 2024		575	578,834
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.30%, Maturing June 1, 2024		2,700	2,714,267
Chemours Company (The)
Term Loan, 3.00%, Maturing May 12, 2022	EUR	635	759,152
Term Loan, 3.73%, Maturing May 12, 2022		307	309,843

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Emerald Performance Materials, LLC
Term Loan, 4.73%, Maturing August 1, 2021		504	$509,263
Term Loan - Second Lien, 8.98%, Maturing August 1, 2022		550	551,146
Ferro Corporation
Term Loan, 3.73%, Maturing February 14, 2024		424	426,720
Flint Group GmbH
Term Loan, 4.31%, Maturing September 7, 2021		145	144,676
Flint Group US, LLC
Term Loan, 4.31%, Maturing September 7, 2021		876	875,172
Gemini HDPE, LLC
Term Loan, 4.31%, Maturing August 7, 2021		2,183	2,199,668
Huntsman International, LLC
Term Loan, 3.98%, Maturing October 1, 2021		819	824,442
Term Loan, 4.23%, Maturing April 1, 2023		1,886	1,900,270
Ineos Finance PLC
Term Loan, 3.25%, Maturing March 31, 2022	EUR	1,388	1,655,158
Ineos US Finance, LLC
Term Loan, 4.01%, Maturing March 31, 2022		684	688,208
Term Loan, 4.01%, Maturing April 1, 2024		647	651,247
Kraton Polymers, LLC
Term Loan, 5.23%, Maturing January 6, 2022		2,322	2,347,930
Kronos Worldwide, Inc.
Term Loan, 4.30%, Maturing February 18, 2020		290	291,701
MacDermid, Inc.
Term Loan, 4.73%, Maturing June 7, 2020		1,136	1,146,823
Term Loan, 4.23%, Maturing June 7, 2023		2,832	2,852,309
Minerals Technologies, Inc.
Term Loan, 3.50%, Maturing February 14, 2024		946	955,615
Orion Engineered Carbons GmbH
Term Loan, 2.75%, Maturing July 25, 2021	EUR	811	973,752
Term Loan, 3.80%, Maturing July 25, 2021		1,134	1,138,608
OXEA Finance, LLC
Term Loan, 4.47%, Maturing January 15, 2020		674	667,574
PolyOne Corporation
Term Loan, 3.51%, Maturing November 12, 2022		493	496,094
PQ Corporation
Term Loan, 5.56%, Maturing November 4, 2022		2,178	2,197,892
Solenis International L.P.
Term Loan, 4.45%, Maturing July 31, 2021		290	291,519
Term Loan, 4.50%, Maturing July 31, 2021	EUR	948	1,140,237
Sonneborn Refined Products B.V.
Term Loan, 4.98%, Maturing December 10, 2020		66	66,098
Sonneborn, LLC
Term Loan, 4.98%, Maturing December 10, 2020		371	374,555
Trinseo Materials Operating S.C.A.
Term Loan, 4.48%, Maturing November 5, 2021		319	322,083
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.80%, Maturing March 19, 2020		2,899	2,923,382
Unifrax Corporation
Term Loan, 5.05%, Maturing April 4, 2024		550	556,531
Univar, Inc.
Term Loan, 3.98%, Maturing July 1, 2022		3,193	3,215,282

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Venator Materials Corporation
Term Loan, Maturing June 20, 2024(4)		375	$377,109
Zep, Inc.
Term Loan, 5.23%, Maturing June 27, 2022		1,323	1,329,615

			$40,000,541

Conglomerates — 0.3%
Bestway UK Holdco Limited
Term Loan, 4.75%, Maturing October 6, 2021	GBP	1,103	$1,464,637
Penn Engineering & Manufacturing Corp.
Term Loan, 3.98%, Maturing May 30, 2024		250	251,250

			$1,715,887

Containers and Glass Products — 3.1%
Berry Plastics Group, Inc.
Term Loan, 3.73%, Maturing October 1, 2022		837	$841,024
BWAY Holding Company
Term Loan, 4.47%, Maturing April 3, 2024		975	979,367
Consolidated Container Company, LLC
Term Loan, 4.73%, Maturing May 22, 2024		375	378,094
Flex Acquisition Company, Inc.
Term Loan, 4.55%, Maturing December 29, 2023		3,117	3,142,125
Horizon Holdings III SAS
Term Loan, 3.00%, Maturing October 29, 2022	EUR	1,650	1,958,154
Libbey Glass, Inc.
Term Loan, 4.22%, Maturing April 9, 2021		1,111	1,014,927
Pelican Products, Inc.
Term Loan, 5.55%, Maturing April 11, 2020		359	360,822
Reynolds Group Holdings, Inc.
Term Loan, 4.23%, Maturing February 5, 2023		5,320	5,348,192
SIG Combibloc Purchase Co. S.a.r.l.
Term Loan, 3.75%, Maturing March 13, 2022	EUR	1,955	2,349,205
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.23%, Maturing March 13, 2022		1,162	1,170,793

			$17,542,703

Cosmetics/Toiletries — 0.7%
Coty, Inc.
Term Loan, 3.73%, Maturing October 27, 2022		864	$870,847
Galleria Co.
Term Loan, 4.25%, Maturing September 29, 2023		1,725	1,739,814
KIK Custom Products, Inc.
Term Loan, 5.79%, Maturing August 26, 2022		1,445	1,461,126

			$4,071,787

Drugs — 6.6%
Albany Molecular Research, Inc.
Term Loan, 5.98%, Maturing July 16, 2021		1,381	$1,390,765
Alkermes, Inc.
Term Loan, 3.97%, Maturing September 25, 2021		358	360,768
Amneal Pharmaceuticals, LLC
Term Loan, 4.80%, Maturing November 1, 2019		3,127	3,154,196
Arbor Pharmaceuticals, Inc.
Term Loan, 6.30%, Maturing July 5, 2023		2,804	2,849,846

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.50%, Maturing April 29, 2024		4,700	$4,777,635
Horizon Pharma, Inc.
Term Loan, 5.00%, Maturing March 29, 2024		3,373	3,395,309
Jaguar Holding Company II
Term Loan, 4.02%, Maturing August 18, 2022		6,637	6,688,106
Mallinckrodt International Finance S.A.
Term Loan, 4.05%, Maturing September 24, 2024		2,851	2,865,568
Patheon Holdings I B.V.
Term Loan, 4.50%, Maturing April 20, 2024		2,675	2,685,869
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.98%, Maturing April 1, 2022		8,868	9,040,906

			$37,208,968

Ecological Services and Equipment — 1.3%
Advanced Disposal Services, Inc.
Term Loan, 3.94%, Maturing November 10, 2023		2,079	$2,096,663
EnergySolutions, LLC
Term Loan, 6.99%, Maturing May 29, 2020		3,262	3,305,318
GFL Environmental, Inc.
Term Loan, 4.77%, Maturing September 27, 2023	CAD	1,390	1,115,891
Term Loan, 4.05%, Maturing September 29, 2023		844	847,737

			$7,365,609

Electronics/Electrical — 13.8%
Almonde, Inc.
Term Loan, 4.74%, Maturing June 13, 2024		2,625	$2,645,680
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, Maturing September 15, 2021		487	476,954
Applied Systems, Inc.
Term Loan, 4.55%, Maturing January 25, 2021		1,090	1,099,215
Aptean, Inc.
Term Loan, 5.55%, Maturing December 20, 2022		2,519	2,539,467
Avast Software B.V.
Term Loan, 4.55%, Maturing September 29, 2023		1,926	1,946,741
Campaign Monitor Finance Pty. Limited
Term Loan, 6.55%, Maturing March 18, 2021		686	656,218
CommScope, Inc.
Term Loan, 3.30%, Maturing December 29, 2022		811	815,155
CPI International, Inc.
Term Loan, Maturing July 25, 2024(4)		650	653,250
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.24%, Maturing April 27, 2024		1,275	1,280,180
Cypress Semiconductor Corporation
Term Loan, 4.98%, Maturing July 5, 2021		1,021	1,028,591
Electrical Components International, Inc.
Term Loan, 6.05%, Maturing May 28, 2021		1,336	1,346,997
Electro Rent Corporation
Term Loan, 6.23%, Maturing January 19, 2024		1,244	1,256,577
Entegris, Inc.
Term Loan, 3.48%, Maturing April 30, 2021		200	201,461

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Excelitas Technologies Corp.
Term Loan, 6.30%, Maturing October 31, 2020		807	$807,094
Eze Castle Software, Inc.
Term Loan, 4.30%, Maturing April 6, 2020		2,467	2,485,750
Go Daddy Operating Company, LLC
Term Loan, 3.73%, Maturing February 15, 2024		5,294	5,321,115
Hyland Software, Inc.
Term Loan, 4.48%, Maturing July 1, 2022		2,841	2,869,585
Infoblox, Inc.
Term Loan, 6.23%, Maturing November 7, 2023		2,070	2,086,630
Infor (US), Inc.
Term Loan, 3.75%, Maturing February 1, 2022	EUR	823	983,066
Term Loan, 4.05%, Maturing February 1, 2022		5,967	5,967,190
Informatica Corporation
Term Loan, 4.80%, Maturing August 5, 2022		3,365	3,375,852
Lattice Semiconductor Corporation
Term Loan, 5.47%, Maturing March 10, 2021		507	508,157
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.48%, Maturing May 17, 2024		1,208	1,208,267
MA FinanceCo., LLC
Term Loan, 3.81%, Maturing November 19, 2021		2,839	2,841,963
Term Loan, 3.98%, Maturing June 21, 2024		484	484,223
MH Sub I, LLC
Term Loan, 4.98%, Maturing July 8, 2021		1,839	1,859,237
Microsemi Corporation
Term Loan, 3.55%, Maturing January 15, 2023		525	527,335
MTS Systems Corporation
Term Loan, 4.48%, Maturing July 5, 2023		1,290	1,303,152
Renaissance Learning, Inc.
Term Loan, 5.05%, Maturing April 9, 2021		2,149	2,164,477
Term Loan - Second Lien, 8.30%, Maturing April 11, 2022		225	225,469
Rocket Software, Inc.
Term Loan, 5.55%, Maturing October 14, 2023		1,166	1,180,036
Seattle Spinco, Inc.
Term Loan, 4.03%, Maturing June 21, 2024		3,266	3,270,075
SGS Cayman L.P.
Term Loan, 6.67%, Maturing April 23, 2021		197	190,249
SkillSoft Corporation
Term Loan, 5.98%, Maturing April 28, 2021		4,162	3,924,386
SS&C Technologies, Inc.
Term Loan, 3.48%, Maturing July 8, 2022		93	93,332
Term Loan, 3.48%, Maturing July 8, 2022		1,637	1,647,979
SurveyMonkey, Inc.
Term Loan, 5.80%, Maturing April 13, 2024		1,425	1,433,906
Sutherland Global Services, Inc.
Term Loan, 6.67%, Maturing April 23, 2021		848	817,300
Switch Ltd.
Term Loan, 3.98%, Maturing June 20, 2024		250	252,031
Synchronoss Technologies, Inc.
Term Loan, 5.76%, Maturing January 19, 2024		773	773,063
Syncsort Incorporated
Term Loan, 6.55%, Maturing December 9, 2022		721	724,080

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Uber Technologies
Term Loan, 5.23%, Maturing July 13, 2023	4,197	$4,211,209
Veritas Bermuda Ltd.
Term Loan, 5.80%, Maturing January 27, 2023	2,200	2,221,508
VF Holding Corp.
Term Loan, 4.55%, Maturing June 30, 2023	2,781	2,795,401
Wall Street Systems Delaware, Inc.
Term Loan, 4.80%, Maturing August 26, 2023	651	655,021
Western Digital Corporation
Term Loan, 3.98%, Maturing April 29, 2023	1,960	1,977,860

		$77,132,484

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.48%, Maturing September 20, 2020	275	$276,326
Term Loan, 3.98%, Maturing March 20, 2022	4,100	4,121,783

		$4,398,109

Financial Intermediaries — 4.9%
Americold Realty Operating Partnership L.P.
Term Loan, 4.98%, Maturing December 1, 2022	410	$415,018
Armor Holding II, LLC
Term Loan, 5.80%, Maturing June 26, 2020	1,946	1,958,104
Term Loan - Second Lien, 10.30%, Maturing December 26, 2020	1,525	1,530,719
Citco Funding, LLC
Term Loan, 4.23%, Maturing March 31, 2022	2,536	2,559,587
Donnelley Financial Solutions, Inc.
Term Loan, 5.22%, Maturing September 30, 2023	365	369,238
Focus Financial Partners, LLC
Term Loan, 4.55%, Maturing July 3, 2024	1,100	1,111,687
Fortress Investment Group, LLC
Term Loan, 1.38%, Maturing June 14, 2022	1,150	1,165,633
Freedom Mortgage Corporation
Term Loan, 6.86%, Maturing February 23, 2022	1,917	1,936,044
Guggenheim Partners, LLC
Term Loan, 3.98%, Maturing July 21, 2023	1,141	1,151,151
Harbourvest Partners, LLC
Term Loan, 3.80%, Maturing February 4, 2021	627	626,854
LPL Holdings, Inc.
Term Loan, 3.82%, Maturing March 11, 2024	1,372	1,381,421
MIP Delaware, LLC
Term Loan, 4.30%, Maturing March 9, 2020	198	198,512
NXT Capital, Inc.
Term Loan, 5.74%, Maturing November 22, 2022	2,588	2,633,287
Ocwen Financial Corporation
Term Loan, 6.23%, Maturing December 5, 2020	390	390,731
Quality Care Properties, Inc.
Term Loan, 6.48%, Maturing October 31, 2022	2,587	2,606,402
Sesac Holdco II, LLC
Term Loan, 4.48%, Maturing February 23, 2024	549	549,311
Virtus Investment Partners, Inc.
Term Loan, 4.95%, Maturing June 1, 2024	500	507,188
Walker & Dunlop, Inc.
Term Loan, 5.48%, Maturing December 11, 2020	2,110	2,130,683

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Walter Investment Management Corp.
Term Loan, 4.98%, Maturing December 18, 2020		4,542	$4,176,426

			$27,397,996

Food Products — 4.5%
American Seafoods Group, LLC
Term Loan, Maturing August 21, 2023(4)		325	$326,354
Blue Buffalo Company Ltd.
Term Loan, 3.23%, Maturing May 18, 2024		1,000	1,008,125
Del Monte Foods, Inc.
Term Loan, 4.43%, Maturing February 18, 2021		1,173	925,525
Term Loan - Second Lien, 8.69%, Maturing August 18, 2021		1,500	905,000
Dole Food Company, Inc.
Term Loan, 4.25%, Maturing April 6, 2024		1,725	1,736,620
High Liner Foods Incorporated
Term Loan, 4.54%, Maturing April 24, 2021		759	762,445
HLF Financing S.a.r.l.
Term Loan, 6.73%, Maturing February 15, 2023		1,496	1,516,671
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, Maturing July 2, 2022	EUR	346	415,049
Term Loan, 3.44%, Maturing July 2, 2022		1,882	1,892,794
JBS USA, LLC
Term Loan, 3.80%, Maturing October 30, 2022		6,284	6,237,118
Nature’s Bounty Co. (The)
Term Loan, 4.80%, Maturing May 5, 2023		3,688	3,699,751
Term Loan, 5.25%, Maturing May 5, 2023	GBP	990	1,316,853
Nomad Foods Europe Midco Limited
Term Loan, 3.98%, Maturing April 18, 2024		600	606,188
Pinnacle Foods Finance, LLC
Term Loan, 3.23%, Maturing February 2, 2024		796	800,314
Post Holdings, Inc.
Term Loan, 3.49%, Maturing May 24, 2024		1,650	1,658,507
R&R Ice Cream PLC
Term Loan, 3.00%, Maturing September 29, 2023	EUR	1,250	1,501,273

			$25,308,587

Food Service — 3.4%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.51%, Maturing February 16, 2024		5,488	$5,489,578
Centerplate, Inc.
Term Loan, 4.97%, Maturing November 26, 2019		990	990,135
Landry’s, Inc.
Term Loan, 3.97%, Maturing October 4, 2023		2,537	2,541,627
Manitowoc Foodservice, Inc.
Term Loan, 4.23%, Maturing March 3, 2023		1,417	1,431,278
NPC International, Inc.
Term Loan, 4.73%, Maturing April 19, 2024		875	884,024
Pizza Hut Holdings, LLC
Term Loan, 3.23%, Maturing June 16, 2023		968	973,748
Seminole Hard Rock Entertainment, Inc.
Term Loan, 4.05%, Maturing May 14, 2020		264	265,925
TKC Holdings, Inc.
Term Loan, 5.48%, Maturing February 1, 2023		1,022	1,028,828

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Weight Watchers International, Inc.
Term Loan, 4.53%, Maturing April 2, 2020	5,636	$5,559,268

		$19,164,411

Food/Drug Retailers — 1.8%
Albertsons, LLC
Term Loan, 3.98%, Maturing August 25, 2021	1,232	$1,232,546
Term Loan, 4.29%, Maturing December 21, 2022	1,493	1,495,029
Term Loan, 4.25%, Maturing June 22, 2023	3,738	3,743,695
Rite Aid Corporation
Term Loan - Second Lien, 5.99%, Maturing August 21, 2020	1,450	1,457,069
Term Loan - Second Lien, 5.12%, Maturing June 21, 2021	1,500	1,508,437
Supervalu, Inc.
Term Loan, 4.73%, Maturing June 8, 2024	234	233,351
Term Loan, 4.73%, Maturing June 8, 2024	390	388,918

		$10,059,045

Forest Products — 0.2%
Expera Specialty Solutions, LLC
Term Loan, 5.98%, Maturing November 3, 2023	1,042	$1,049,941

		$1,049,941

Health Care — 14.3%
Acadia Healthcare Company, Inc.
Term Loan, 3.98%, Maturing February 11, 2022	244	$246,416
ADMI Corp.
Term Loan, 5.03%, Maturing April 30, 2022	319	322,348
Akorn, Inc.
Term Loan, 5.50%, Maturing April 16, 2021	836	846,879
Alere, Inc.
Term Loan, 4.49%, Maturing June 18, 2022	1,575	1,580,097
Alliance Healthcare Services, Inc.
Term Loan, 4.48%, Maturing June 3, 2019	1,186	1,188,796
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.80%, Maturing August 4, 2021	1,020	1,026,375
Auris Luxembourg III S.a.r.l.
Term Loan, 4.30%, Maturing January 17, 2022	758	763,914
Beaver-Visitec International, Inc.
Term Loan, 6.30%, Maturing August 21, 2023	794	794,000
BioClinica, Inc.
Term Loan, 5.56%, Maturing October 20, 2023	1,470	1,449,413
CareCore National, LLC
Term Loan, 5.23%, Maturing March 5, 2021	3,347	3,394,730
CeramTec Acquisition Corporation
Term Loan, 3.95%, Maturing August 30, 2020	32	32,410
CHG Healthcare Services, Inc.
Term Loan, 4.56%, Maturing June 7, 2023	2,149	2,175,958
Community Health Systems, Inc.
Term Loan, 3.96%, Maturing December 31, 2019	2,197	2,200,290
Term Loan, 4.21%, Maturing January 27, 2021	2,344	2,346,586
Concentra, Inc.
Term Loan, 4.21%, Maturing June 1, 2022	477	479,860
Convatec, Inc.
Term Loan, 3.80%, Maturing October 31, 2023	572	575,701

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
CPI Holdco, LLC
Term Loan, 5.30%, Maturing March 21, 2024	673	$679,204
DaVita HealthCare Partners, Inc.
Term Loan, 3.98%, Maturing June 24, 2021	3,128	3,160,092
DJO Finance, LLC
Term Loan, 4.48%, Maturing June 8, 2020	2,107	2,102,259
Envision Healthcare Corporation
Term Loan, 4.30%, Maturing December 1, 2023	7,067	7,118,292
Equian, LLC
Term Loan, 4.93%, Maturing May 20, 2024	306	310,088
Term Loan, 5.01%, Maturing May 20, 2024(2)	94	95,412
Faenza Acquisition GmbH
Term Loan, 3.95%, Maturing August 30, 2020	81	81,964
Term Loan, 3.95%, Maturing August 30, 2020	267	269,355
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.98%, Maturing October 28, 2023	2,084	2,103,008
GHX Ultimate Parent Corporation
Term Loan, 4.55%, Maturing May 31, 2024	650	654,875
Greatbatch Ltd.
Term Loan, 4.73%, Maturing October 27, 2022	2,356	2,370,251
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.44%, Maturing January 31, 2025	3,392	3,411,734
Iasis Healthcare, LLC
Term Loan, 5.30%, Maturing February 16, 2021	1,409	1,419,895
INC Research, LLC
Term Loan, Maturing June 27, 2024(4)	475	478,117
Indivior Finance S.a.r.l.
Term Loan, 7.32%, Maturing December 19, 2019	807	819,579
inVentiv Health, Inc.
Term Loan, 4.95%, Maturing November 9, 2023	3,308	3,319,600
Kindred Healthcare, Inc.
Term Loan, 4.81%, Maturing April 9, 2021	1,455	1,458,047
Kinetic Concepts, Inc.
Term Loan, 4.55%, Maturing February 2, 2024	2,675	2,677,228
KUEHG Corp.
Term Loan, 5.05%, Maturing August 13, 2022	2,394	2,410,853
Medical Depot Holdings, Inc.
Term Loan, 6.80%, Maturing January 3, 2023	716	658,215
Medical Solutions, LLC
Term Loan, 5.49%, Maturing June 9, 2024	450	454,500
MMM Holdings, Inc.
Term Loan, 10.25%, Maturing June 30, 2019	412	403,386
MPH Acquisition Holdings, LLC
Term Loan, 4.30%, Maturing June 7, 2023	3,608	3,625,998
MSO of Puerto Rico, Inc.
Term Loan, 10.25%, Maturing June 30, 2019	299	293,260
National Mentor Holdings, Inc.
Term Loan, 4.30%, Maturing January 31, 2021	1,003	1,011,754
National Surgical Hospitals, Inc.
Term Loan, 4.73%, Maturing June 1, 2022	987	987,998
New Millennium Holdco, Inc.
Term Loan, 7.73%, Maturing December 21, 2020	498	303,871

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Onex Carestream Finance L.P.
Term Loan, 5.28%, Maturing June 7, 2019		980	$979,935
Opal Acquisition, Inc.
Term Loan, 5.30%, Maturing November 27, 2020		3,018	2,858,006
Ortho-Clinical Diagnostics, Inc.
Term Loan, 5.05%, Maturing June 30, 2021		3,329	3,337,549
Press Ganey Holdings, Inc.
Term Loan, 4.48%, Maturing October 21, 2023		746	751,847
Quintiles IMS Incorporated
Term Loan, 3.26%, Maturing March 7, 2024		1,376	1,388,490
RadNet, Inc.
Term Loan, 4.59%, Maturing June 30, 2023		1,372	1,380,778
Select Medical Corporation
Term Loan, 4.81%, Maturing March 6, 2024		1,621	1,640,173
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.23%, Maturing May 15, 2022		688	689,066
Surgery Center Holdings, Inc.
Term Loan, Maturing June 6, 2024(4)		1,000	1,010,625
Team Health Holdings, Inc.
Term Loan, 3.98%, Maturing February 6, 2024		2,020	2,018,675
Tecomet, Inc.
Term Loan, 4.92%, Maturing May 2, 2024		775	779,844
U.S. Anesthesia Partners, Inc.
Term Loan, 4.48%, Maturing June 23, 2024		975	978,047

			$79,915,643

Home Furnishings — 1.0%
Bright Bidco B.V.
Term Loan, 5.80%, Maturing June 30, 2024		1,100	$1,116,729
Serta Simmons Bedding, LLC
Term Loan, 4.77%, Maturing November 8, 2023		4,428	4,436,530

			$5,553,259

Industrial Equipment — 6.4%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		2,448	$2,401,837
Blount International, Inc.
Term Loan, 6.23%, Maturing April 12, 2023		1,139	1,150,597
Clark Equipment Company
Term Loan, 3.93%, Maturing May 18, 2024		2,219	2,236,083
Coherent Holding GmbH
Term Loan, 3.00%, Maturing November 7, 2023	EUR	1,057	1,270,991
Delachaux S.A.
Term Loan, 4.80%, Maturing October 28, 2021		417	419,173
Dragon Merger Sub, LLC
Term Loan, 5.31%, Maturing July 12, 2024		850	861,688
EWT Holdings III Corp.
Term Loan, 5.05%, Maturing January 15, 2021		907	911,486
Term Loan, 5.80%, Maturing January 15, 2021		568	570,652
Filtration Group Corporation
Term Loan, 4.26%, Maturing November 21, 2020		596	601,577
Gardner Denver, Inc.
Term Loan, 4.55%, Maturing July 30, 2020		5,211	5,243,803
Term Loan, 4.75%, Maturing July 30, 2020	EUR	385	459,656

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Gates Global, LLC
Term Loan, 3.50%, Maturing April 1, 2024	EUR	873	$1,043,291
Term Loan, 4.55%, Maturing April 1, 2024		4,238	4,268,425
Husky Injection Molding Systems Ltd.
Term Loan, 4.48%, Maturing June 30, 2021		2,703	2,726,314
Milacron, LLC
Term Loan, 4.23%, Maturing September 28, 2023		2,786	2,806,895
Paladin Brands Holding, Inc.
Term Loan, 7.30%, Maturing August 16, 2019		1,479	1,479,134
Paternoster Holding IV GmbH
Term Loan, 6.00%, Maturing March 31, 2022	EUR	900	1,084,148
Rexnord, LLC
Term Loan, 4.05%, Maturing August 21, 2023		3,791	3,814,241
Signode Industrial Group US, Inc.
Term Loan, 4.01%, Maturing May 4, 2021		953	961,581
STS Operating, Inc.
Term Loan, 4.98%, Maturing February 12, 2021		280	280,998
Tank Holding Corp.
Term Loan, 5.55%, Maturing March 16, 2022		1,073	1,077,605
WP Deluxe Merger Sub, Inc.
Term Loan, Maturing July 19, 2024(4)		29	28,905
Term Loan, Maturing July 19, 2024(4)		221	222,345

			$35,921,425

Insurance — 4.5%
Alliant Holdings I, Inc.
Term Loan, 4.56%, Maturing August 12, 2022		2,357	$2,369,672
AmWINS Group, Inc.
Term Loan, 4.17%, Maturing January 25, 2024		2,164	2,173,143
AssuredPartners, Inc.
Term Loan, 4.73%, Maturing October 21, 2022		1,036	1,040,197
Term Loan - Second Lien, 10.23%, Maturing October 20, 2023		1,100	1,122,000
Asurion, LLC
Term Loan, 4.48%, Maturing August 4, 2022		4,867	4,892,659
Term Loan, 4.23%, Maturing November 3, 2023		2,165	2,183,005
Term Loan - Second Lien, 8.73%, Maturing March 3, 2021		2,300	2,306,470
Cunningham Lindsey U.S., Inc.
Term Loan, 5.05%, Maturing December 10, 2019		1,845	1,681,808
Term Loan - Second Lien, 9.30%, Maturing June 10, 2020(3)		1,000	827,000
Hub International Limited
Term Loan, 4.42%, Maturing October 2, 2020		3,217	3,244,858
NFP Corp.
Term Loan, 4.80%, Maturing January 8, 2024		973	980,678
USI, Inc.
Term Loan, 4.18%, Maturing May 16, 2024		2,250	2,246,953

			$25,068,443

Leisure Goods/Activities/Movies — 5.7%
AMC Entertainment, Inc.
Term Loan, 3.48%, Maturing December 15, 2022		2,137	$2,145,395
Term Loan, 3.48%, Maturing December 15, 2023		547	549,302
Ancestry.com Operations, Inc.
Term Loan, 4.48%, Maturing October 19, 2023		2,129	2,152,114

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Bombardier Recreational Products, Inc.
Term Loan, 4.23%, Maturing June 30, 2023	4,356	$4,391,780
Bright Horizons Family Solutions, Inc.
Term Loan, 3.48%, Maturing November 7, 2023	1,413	1,424,777
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.30%, Maturing July 8, 2022	418	420,346
Term Loan, Maturing July 8, 2022(4)	800	805,000
ClubCorp Club Operations, Inc.
Term Loan, 4.05%, Maturing December 15, 2022	1,832	1,841,321
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing February 1, 2024	1,750	1,756,806
Emerald Expositions Holding, Inc.
Term Loan, 4.30%, Maturing May 22, 2024	1,150	1,168,687
Lindblad Expeditions, Inc.
Term Loan, 5.95%, Maturing May 8, 2021	196	197,782
Term Loan, 5.95%, Maturing May 8, 2021	1,521	1,532,809
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing October 31, 2023	2,476	2,492,543
Match Group, Inc.
Term Loan, 4.47%, Maturing November 16, 2022	503	506,898
Nord Anglia Education Finance, LLC
Term Loan, 4.70%, Maturing March 31, 2021	1,700	1,703,029
Sabre GLBL, Inc.
Term Loan, 3.98%, Maturing February 22, 2024	956	964,507
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.30%, Maturing March 31, 2024	1,715	1,722,641
SRAM, LLC
Term Loan, 4.79%, Maturing March 15, 2024	1,987	2,002,009
Steinway Musical Instruments, Inc.
Term Loan, 5.06%, Maturing September 19, 2019	1,972	1,912,459
UFC Holdings, LLC
Term Loan, 4.48%, Maturing August 18, 2023	1,414	1,424,036
WMG Acquisition Corp.
Term Loan, 3.73%, Maturing November 1, 2023	788	792,356

		$31,906,597

Lodging and Casinos — 4.2%
Amaya Holdings B.V.
Term Loan, 4.80%, Maturing August 1, 2021	4,282	$4,307,374
Term Loan - Second Lien, 8.30%, Maturing August 1, 2022	1,997	2,022,461
Boyd Gaming Corporation
Term Loan, 3.69%, Maturing September 15, 2023	1,016	1,021,395
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2022(5)	924	1,105,979
CityCenter Holdings, LLC
Term Loan, 3.73%, Maturing April 18, 2024	1,975	1,984,875
Cyan Blue Holdco 3 Limited
Term Loan, Maturing July 26, 2024(4)	275	276,719
Eldorado Resorts, LLC
Term Loan, 3.56%, Maturing April 17, 2024	1,222	1,221,683
ESH Hospitality, Inc.
Term Loan, 3.73%, Maturing August 30, 2023	1,290	1,298,330

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Four Seasons Hotels Limited
Term Loan, 3.73%, Maturing November 30, 2023	920	$928,524
Gateway Casinos & Entertainment Limited
Term Loan, 5.05%, Maturing February 22, 2023	400	403,667
Golden Nugget, Inc.
Term Loan, 4.68%, Maturing November 21, 2019	123	124,725
Term Loan, 4.71%, Maturing November 21, 2019	288	291,025
Hilton Worldwide Finance, LLC
Term Loan, 3.23%, Maturing October 25, 2023	4,236	4,259,792
La Quinta Intermediate Holdings, LLC
Term Loan, 4.05%, Maturing April 14, 2021	766	772,730
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.48%, Maturing April 25, 2023	1,901	1,910,838
Playa Resorts Holding B.V.
Term Loan, 4.32%, Maturing April 5, 2024	1,050	1,056,694
Tropicana Entertainment, Inc.
Term Loan, 4.30%, Maturing November 27, 2020	361	364,547

		$23,351,358

Nonferrous Metals/Minerals — 1.7%
Dynacast International, LLC
Term Loan, 4.55%, Maturing January 28, 2022	1,209	$1,218,219
Fairmount Santrol, Inc.
Term Loan, 4.80%, Maturing September 5, 2019	2,775	2,616,360
Global Brass & Copper, Inc.
Term Loan, 4.50%, Maturing July 18, 2023	819	830,071
Murray Energy Corporation
Term Loan, 8.55%, Maturing April 16, 2020	1,908	1,864,330
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)	59	0
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(5)	995	163,714
Oxbow Carbon, LLC
Term Loan, 4.73%, Maturing January 19, 2020	667	674,894
Term Loan - Second Lien, 8.23%, Maturing January 17, 2020	2,125	2,138,281
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	595	223,486

		$9,729,355

Oil and Gas — 4.1%
Ameriforge Group, Inc.
Term Loan, 14.30%, (9.30% Cash, 5.00% PIK), Maturing June 8, 2022	723	$751,402
BCP Raptor, LLC
Term Loan, 5.51%, Maturing June 24, 2024	700	697,375
Bronco Midstream Funding, LLC
Term Loan, 5.17%, Maturing August 15, 2020	1,653	1,671,068
CITGO Holding, Inc.
Term Loan, 9.80%, Maturing May 12, 2018	743	750,747
CITGO Petroleum Corporation
Term Loan, 4.80%, Maturing July 29, 2021	948	953,126
Crestwood Holdings, LLC
Term Loan, 9.23%, Maturing June 19, 2019	1,663	1,643,845

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Fieldwood Energy, LLC
Term Loan, 4.17%, Maturing September 28, 2018	1,027	$989,129
Term Loan, 8.30%, Maturing August 31, 2020	1,350	1,289,250
Term Loan, 8.42%, Maturing September 30, 2020	727	586,066
Term Loan - Second Lien, 8.42%, Maturing September 30, 2020	973	578,992
Floatel International Ltd.
Term Loan, 6.30%, Maturing June 27, 2020	679	508,932
MEG Energy Corp.
Term Loan, 4.73%, Maturing December 31, 2023	6,829	6,806,209
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(3)	9	0
Term Loan, 7.30%, Maturing July 18, 2022	52	45,439
Seadrill Partners Finco, LLC
Term Loan, 4.30%, Maturing February 21, 2021	3,192	2,194,451
Sheridan Investment Partners II L.P.
Term Loan, 4.71%, Maturing December 16, 2020	35	29,261
Term Loan, 4.71%, Maturing December 16, 2020	93	78,458
Term Loan, 4.71%, Maturing December 16, 2020	668	564,012
Sheridan Production Partners I, LLC
Term Loan, 4.73%, Maturing October 1, 2019	114	98,153
Term Loan, 4.73%, Maturing October 1, 2019	186	160,694
Term Loan, 4.73%, Maturing October 1, 2019	1,406	1,212,712
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	56	50,194
Ultra Resources, Inc.
Term Loan, 4.22%, Maturing April 12, 2024	1,200	1,200,000

		$22,859,515

Publishing — 2.1%
Ascend Learning, LLC
Term Loan, 4.53%, Maturing July 12, 2024	1,100	$1,107,150
Getty Images, Inc.
Term Loan, 4.80%, Maturing October 18, 2019	5,287	4,920,477
Harland Clarke Holdings Corp.
Term Loan, 6.80%, Maturing February 9, 2022	397	399,058
LSC Communications, Inc.
Term Loan, 7.23%, Maturing September 30, 2022	1,042	1,052,083
Merrill Communications, LLC
Term Loan, 6.56%, Maturing June 1, 2022	588	590,135
ProQuest, LLC
Term Loan, 5.48%, Maturing October 24, 2021	1,638	1,650,867
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.80%, Maturing August 14, 2020	1,270	1,276,646
Tweddle Group, Inc.
Term Loan, 7.31%, Maturing October 24, 2022	780	785,850

		$11,782,266

Radio and Television — 4.3%
ALM Media Holdings, Inc.
Term Loan, 5.80%, Maturing July 31, 2020	396	$368,076
AP NMT Acquisition B.V.
Term Loan, 7.05%, Maturing August 13, 2021	1,930	1,806,607

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
CBS Radio, Inc.
Term Loan, 4.73%, Maturing October 17, 2023	1,193	$1,202,885
Term Loan, Maturing October 17, 2023(4)	475	480,344
Cumulus Media Holdings, Inc.
Term Loan, 4.49%, Maturing December 23, 2020	4,137	3,341,512
Entercom Radio, LLC
Term Loan, 4.71%, Maturing November 1, 2023	954	959,415
Gray Television, Inc.
Term Loan, 3.72%, Maturing February 7, 2024	224	225,666
Hubbard Radio, LLC
Term Loan, 4.49%, Maturing May 27, 2022	537	539,350
iHeartCommunications, Inc.
Term Loan, 7.98%, Maturing January 30, 2019	2,132	1,740,091
Term Loan, 8.73%, Maturing July 30, 2019	364	293,710
Mission Broadcasting, Inc.
Term Loan, 3.74%, Maturing January 17, 2024	313	315,832
Nexstar Broadcasting, Inc.
Term Loan, 3.74%, Maturing January 17, 2024	2,564	2,584,275
Radio Systems Corporation
Term Loan, 4.73%, Maturing May 2, 2024	425	429,250
Raycom TV Broadcasting, LLC
Term Loan, 4.23%, Maturing August 4, 2021	825	824,377
Sinclair Television Group, Inc.
Term Loan, 3.49%, Maturing January 3, 2024	479	480,170
Univision Communications, Inc.
Term Loan, 3.98%, Maturing March 15, 2024	8,700	8,674,234

		$24,265,794

Retailers (Except Food and Drug) — 6.7%
Ascena Retail Group, Inc.
Term Loan, 5.75%, Maturing August 21, 2022	1,966	$1,641,872
Bass Pro Group, LLC
Term Loan, 4.47%, Maturing June 5, 2020	2,310	2,309,616
Term Loan, 6.30%, Maturing December 16, 2023	1,300	1,267,848
BJ’s Wholesale Club, Inc.
Term Loan, 4.97%, Maturing February 3, 2024	973	954,327
CDW, LLC
Term Loan, 3.30%, Maturing August 17, 2023	4,766	4,799,383
Coinamatic Canada, Inc.
Term Loan, 4.48%, Maturing May 14, 2022	44	43,924
David’s Bridal, Inc.
Term Loan, 5.30%, Maturing October 11, 2019	2,012	1,503,835
Evergreen Acqco 1 L.P.
Term Loan, 5.06%, Maturing July 9, 2019	2,126	2,008,849
Harbor Freight Tools USA, Inc.
Term Loan, 4.48%, Maturing August 18, 2023	1,493	1,498,520
J. Crew Group, Inc.
Term Loan, 4.31%, Maturing March 5, 2021	2,902	1,580,805
LSF9 Atlantis Holdings, LLC
Term Loan, 7.23%, Maturing May 1, 2023	1,000	1,014,688
Men’s Wearhouse, Inc. (The)
Term Loan, 4.72%, Maturing June 18, 2021	1,398	1,360,576

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Michaels Stores, Inc.
Term Loan, 3.98%, Maturing January 30, 2023		3,259	$3,264,806
Neiman Marcus Group Ltd., LLC
Term Loan, 4.47%, Maturing October 25, 2020		2,123	1,588,861
Party City Holdings, Inc.
Term Loan, 4.32%, Maturing August 19, 2022		2,453	2,462,251
PetSmart, Inc.
Term Loan, 4.23%, Maturing March 11, 2022		4,245	4,035,798
PFS Holding Corporation
Term Loan, 4.74%, Maturing January 31, 2021		2,172	2,065,705
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.80%, Maturing April 30, 2021		509	492,063
Rent-A-Center, Inc.
Term Loan, 4.24%, Maturing March 19, 2021		110	108,691
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.23%, Maturing August 21, 2019		2,417	2,259,715
Vivid Seats Ltd.
Term Loan, 5.30%, Maturing June 30, 2024		1,025	1,031,406

			$37,293,539

Steel — 0.2%
Neenah Foundry Company
Term Loan, 7.78%, Maturing April 26, 2019		340	$337,271
Zekelman Industries, Inc.
Term Loan, 4.79%, Maturing June 14, 2021		668	674,045

			$1,011,316

Surface Transport — 0.6%
Hertz Corporation (The)
Term Loan, 3.99%, Maturing June 30, 2023		1,015	$1,014,036
Kenan Advantage Group, Inc.
Term Loan, 4.23%, Maturing July 31, 2022		110	109,825
Term Loan, 4.23%, Maturing July 31, 2022		361	361,145
PODS, LLC
Term Loan, 4.47%, Maturing February 2, 2022		348	350,499
Stena International S.a.r.l.
Term Loan, 4.30%, Maturing March 3, 2021		1,524	1,363,812

			$3,199,317

Telecommunications — 6.4%
CenturyLink, Inc.
Term Loan, 2.75%, Maturing January 31, 2025		5,100	$5,038,244
Colorado Buyer, Inc.
Term Loan, 4.17%, Maturing May 1, 2024		825	833,937
Consolidated Communications, Inc.
Term Loan, 4.24%, Maturing October 4, 2023		1,047	1,050,141
Digicel International Finance Limited
Term Loan, 4.94%, Maturing May 28, 2024		750	758,204
eircom Finco S.a.r.l.
Term Loan, 3.25%, Maturing April 19, 2024	EUR	1,900	2,262,966
Frontier Communications Corp.
Term Loan, 4.98%, Maturing June 15, 2024		1,900	1,831,600
Global Eagle Entertainment, Inc.
Term Loan, 8.46%, Maturing January 6, 2023		1,168	1,139,195

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Intelsat Jackson Holdings S.A.
Term Loan, 4.00%, Maturing June 30, 2019	7,550	$7,533,488
IPC Corp.
Term Loan, 5.82%, Maturing August 6, 2021	2,126	2,062,281
Onvoy, LLC
Term Loan, 5.80%, Maturing February 10, 2024	1,721	1,727,858
Sprint Communications, Inc.
Term Loan, 3.75%, Maturing February 2, 2024	3,441	3,456,073
Syniverse Holdings, Inc.
Term Loan, 4.30%, Maturing April 23, 2019	1,940	1,861,444
Term Loan, 4.31%, Maturing April 23, 2019	1,733	1,662,920
Telesat Canada
Term Loan, 4.30%, Maturing November 17, 2023	4,814	4,861,822

		$36,080,173

Utilities — 2.6%
Calpine Construction Finance Company L.P.
Term Loan, 3.49%, Maturing May 3, 2020	1,008	$1,010,205
Term Loan, 3.74%, Maturing January 31, 2022	384	384,001
Calpine Corporation
Term Loan, 4.05%, Maturing January 15, 2024	3,112	3,126,096
Dayton Power & Light Company (The)
Term Loan, 4.49%, Maturing August 24, 2022	547	556,307
Granite Acquisition, Inc.
Term Loan, 5.30%, Maturing December 19, 2021	109	109,670
Term Loan, 5.30%, Maturing December 19, 2021	2,406	2,431,181
Helix Gen Funding, LLC
Term Loan, 4.96%, Maturing June 2, 2024	900	910,687
Invenergy Thermal Operating I, LLC
Term Loan, 6.80%, Maturing October 19, 2022	192	185,084
Lightstone Generation, LLC
Term Loan, 5.73%, Maturing January 30, 2024	91	90,520
Term Loan, 5.73%, Maturing January 30, 2024	1,465	1,452,728
Lonestar Generation, LLC
Term Loan, 5.45%, Maturing February 22, 2021	1,292	1,072,445
Longview Power, LLC
Term Loan, 7.24%, Maturing April 13, 2021	2,720	1,536,517
Talen Energy Supply, LLC
Term Loan, 5.23%, Maturing April 15, 2024	723	699,333
TPF II Power, LLC
Term Loan, 5.23%, Maturing October 2, 2023	1,251	1,260,599

		$14,825,373

Total Senior Floating-Rate Loans (identified cost $782,993,300)		$777,832,148

Corporate Bonds & Notes — 7.5%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(6)	75	$76,687
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(6)	15	16,163
Orbital ATK, Inc.
5.25%, 10/1/21	45	46,519
TransDigm, Inc.
6.00%, 7/15/22	85	89,037
6.50%, 7/15/24	80	85,100

		$313,506

Automotive — 0.1%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	20	$20,164
General Motors Financial Co., Inc.
4.75%, 8/15/17	70	70,080
3.25%, 5/15/18	10	10,111
ZF North America Capital, Inc.
4.50%, 4/29/22(6)	150	158,063

		$258,418

Brokerage/Securities Dealers/Investment Houses — 0.0%(7)
Alliance Data Systems Corp.
6.375%, 4/1/20(6)	55	$56,031

		$56,031

Building and Development — 0.1%
Builders FirstSource, Inc.
10.75%, 8/15/23(6)	18	$20,790
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(6)	50	54,188
HD Supply, Inc.
5.25%, 12/15/21(6)	25	26,328
5.75%, 4/15/24(6)	15	16,106
Hillman Group, Inc. (The)
6.375%, 7/15/22(6)	75	72,562
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(6)	120	128,400
Standard Industries, Inc.
6.00%, 10/15/25(6)	55	59,263
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	45	46,350
5.875%, 6/15/24	60	64,200
USG Corp.
5.50%, 3/1/25(6)	5	5,356

		$493,543

Business Equipment and Services — 0.1%
First Data Corp.
7.00%, 12/1/23(6)	155	$167,594
5.00%, 1/15/24(6)	20	20,875

Security	Principal Amount* (000’s omitted)	Value
FTI Consulting, Inc.
6.00%, 11/15/22	40	$41,650
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	45	49,275
United Rentals North America, Inc.
7.625%, 4/15/22	7	7,324
6.125%, 6/15/23	15	15,731

		$302,449

Cable and Satellite Television — 0.2%
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	155	$160,231
5.75%, 1/15/24	10	10,550
5.375%, 5/1/25(6)	95	101,294
5.75%, 2/15/26(6)	45	48,488
CSC Holdings, LLC
8.625%, 2/15/19	15	16,463
5.25%, 6/1/24	10	10,410
DISH DBS Corp.
6.75%, 6/1/21	120	132,750
5.875%, 7/15/22	30	32,728
5.875%, 11/15/24	5	5,444
IAC/InterActiveCorp
4.875%, 11/30/18	43	43,505
Virgin Media Secured Finance PLC
5.50%, 1/15/25(6)	550	577,329

		$1,139,192

Chemicals and Plastics — 0.4%
Hexion, Inc.
6.625%, 4/15/20	1,900	$1,797,875
Platform Specialty Products Corp.
10.375%, 5/1/21(6)	15	16,575
6.50%, 2/1/22(6)	60	62,550
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23	15	16,181
Tronox Finance, LLC
6.375%, 8/15/20	130	130,975
7.50%, 3/15/22(6)	20	21,050
W.R. Grace & Co.
5.125%, 10/1/21(6)	30	32,325
5.625%, 10/1/24(6)	10	10,788

		$2,088,319

Conglomerates — 0.0%(7)
Spectrum Brands, Inc.
6.625%, 11/15/22	30	$31,463
5.75%, 7/15/25	70	74,987
TMS International Corp.
7.625%, 10/15/21(6)	55	57,626

		$164,076

Security	Principal Amount* (000’s omitted)	Value
Consumer Products — 0.0%(7)
Central Garden & Pet Co.
6.125%, 11/15/23	50	$53,750
HRG Group, Inc.
7.875%, 7/15/19	110	112,227

		$165,977

Containers and Glass Products — 0.9%
Berry Plastics Corp.
6.00%, 10/15/22	25	$26,656
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(6)	35	38,850
6.375%, 8/15/25(6)	15	16,941
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	3,875	3,962,187
4.804%, 7/15/21(6)(8)	950	972,563

		$5,017,197

Distribution & Wholesale — 0.0%(7)
American Tire Distributors, Inc.
10.25%, 3/1/22(6)	50	$52,375

		$52,375

Drugs — 0.4%
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(6)	110	$117,150
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(6)	55	53,763
7.50%, 7/15/21(6)	50	48,750
5.625%, 12/1/21(6)	30	27,300
6.50%, 3/15/22(6)	807	853,402
7.00%, 3/15/24(6)	1,049	1,119,807

		$2,220,172

Ecological Services and Equipment — 0.0%(7)
Clean Harbors, Inc.
5.125%, 6/1/21	25	$25,562
Covanta Holding Corp.
5.875%, 3/1/24	25	24,438

		$50,000

Electric Utilities — 0.0%(7)
NRG Yield Operating, LLC
5.375%, 8/15/24	25	$26,250
5.00%, 9/15/26	35	35,897

		$62,147

Electronics/Electrical — 0.3%
Anixter, Inc.
5.50%, 3/1/23	45	$48,431
Infor (US), Inc.
5.75%, 8/15/20(6)	20	20,625
6.50%, 5/15/22	50	52,313
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23	65	69,388

Security	Principal Amount* (000’s omitted)		Value
Western Digital Corp.
7.375%, 4/1/23(6)		1,425	$1,567,500
Zebra Technologies Corp.
7.25%, 10/15/22		90	95,962

			$1,854,219

Equipment Leasing — 0.1%
International Lease Finance Corp.
7.125%, 9/1/18(6)		350	$369,616

			$369,616

Financial Intermediaries — 0.1%
CIT Group, Inc.
5.50%, 2/15/19(6)		16	$16,829
5.375%, 5/15/20		10	10,825
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.00%, 8/1/20		40	41,175
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24(9)(10)		80	91,740
Navient Corp.
5.50%, 1/15/19		115	119,744
5.00%, 10/26/20		25	25,781

			$306,094

Financial Services — 0.0%(7)
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(6)		10	$11,550

			$11,550

Food Products — 0.3%
Dean Foods Co.
6.50%, 3/15/23(6)		45	$46,744
Iceland Bondco PLC
4.545%, 7/15/20(6)(8)	GBP	1,266	1,679,345
Post Holdings, Inc.
6.00%, 12/15/22(6)		35	37,144
8.00%, 7/15/25(6)		15	17,400
WhiteWave Foods Co. (The)
5.375%, 10/1/22		25	28,444

			$1,809,077

Food Service — 0.0%(7)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(6)		65	$66,625
6.00%, 4/1/22(6)		125	129,312
Yum! Brands, Inc.
5.30%, 9/15/19		10	10,613
3.75%, 11/1/21		15	15,394
3.875%, 11/1/23		5	5,006

			$226,950

Food/Drug Retailers — 0.0%(7)
Rite Aid Corp.
6.125%, 4/1/23(6)		66	$65,670

			$65,670

Security	Principal Amount* (000’s omitted)	Value
Health Care — 1.1%
Alere, Inc.
7.25%, 7/1/18	10	$10,053
6.50%, 6/15/20	35	35,700
6.375%, 7/1/23(6)	20	21,600
Centene Corp.
4.75%, 5/15/22	20	21,200
CHS/Community Health Systems, Inc.
7.125%, 7/15/20	35	33,971
6.25%, 3/31/23	1,500	1,541,250
Envision Healthcare Corp.
5.625%, 7/15/22	25	25,984
6.25%, 12/1/24(6)	20	21,600
HCA Healthcare, Inc.
6.25%, 2/15/21	85	92,437
HCA, Inc.
6.50%, 2/15/20	15	16,425
4.75%, 5/1/23	1,050	1,107,750
5.875%, 2/15/26	25	27,313
Hologic, Inc.
5.25%, 7/15/22(6)	70	74,200
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(6)	27	29,700
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(6)	2,300	2,484,000
Teleflex, Inc.
5.25%, 6/15/24	20	21,000
Tenet Healthcare Corp.
6.00%, 10/1/20	55	59,056
4.375%, 10/1/21	600	613,500
8.125%, 4/1/22	95	102,362
6.75%, 6/15/23	5	4,963

		$6,344,064

Home Furnishings — 0.0%(7)
Tempur Sealy International, Inc.
5.625%, 10/15/23	35	$36,706

		$36,706

Insurance — 0.0%(7)
Alliant Holdings Intermediate, LLC
8.25%, 8/1/23(6)	40	$42,800
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(6)(11)	45	45,056
Hub International, Ltd.
7.875%, 10/1/21(6)	60	62,925

		$150,781

Internet Software & Services — 0.0%(7)
Netflix, Inc.
5.50%, 2/15/22	45	$48,938
5.875%, 2/15/25	55	61,737

Security	Principal Amount* (000’s omitted)	Value
Riverbed Technology, Inc.
8.875%, 3/1/23(6)	40	$39,750

		$150,425

Leisure Goods/Activities/Movies — 0.2%
National CineMedia, LLC
6.00%, 4/15/22	790	$815,675
NCL Corp., Ltd.
4.625%, 11/15/20(6)	45	46,406
Regal Entertainment Group
5.75%, 3/15/22	30	31,347
Royal Caribbean Cruises, Ltd.
7.25%, 3/15/18	50	51,597
Sabre GLBL, Inc.
5.375%, 4/15/23(6)	25	26,250
5.25%, 11/15/23(6)	40	41,800
Viking Cruises, Ltd.
8.50%, 10/15/22(6)	60	63,150
6.25%, 5/15/25(6)	40	41,000

		$1,117,225

Lodging and Casinos — 1.0%
Buffalo Thunder Development Authority
11.00%, 12/9/22(6)	224	$87,334
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)	2,066	2,685,201
9.00%, 2/15/20(5)	492	640,542
9.00%, 2/15/20(5)	1,156	1,505,273
ESH Hospitality, Inc.
5.25%, 5/1/25(6)	30	31,425
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	75	79,686
MGM Resorts International
6.625%, 12/15/21	90	101,475
7.75%, 3/15/22	30	35,322
6.00%, 3/15/23	65	72,150
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	30	31,050
Station Casinos, LLC
7.50%, 3/1/21	27	28,215
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(5)(6)	310	116,250

		$5,413,923

Media — 0.2%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(6)	900	$936,000

		$936,000

Nonferrous Metals/Minerals — 0.0%(7)
Eldorado Gold Corp.
6.125%, 12/15/20(6)	120	$123,000
Imperial Metals Corp.
7.00%, 3/15/19(6)	25	21,125

Security	Principal Amount* (000’s omitted)	Value
New Gold, Inc.
6.25%, 11/15/22(6)	70	$72,800

		$216,925

Oil and Gas — 0.5%
Andeavor
5.375%, 10/1/22	90	$93,052
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp.
5.50%, 10/15/19	15	15,844
6.25%, 10/15/22	35	37,362
Antero Resources Corp.
5.375%, 11/1/21	100	103,375
5.625%, 6/1/23	30	30,900
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(6)	10	10,275
Canbriam Energy, Inc.
9.75%, 11/15/19(6)	25	25,750
CITGO Petroleum Corp.
6.25%, 8/15/22(6)	700	715,750
Concho Resources, Inc.
5.50%, 4/1/23	240	249,000
CrownRock, L.P./CrownRock Finance, Inc.
7.125%, 4/15/21(6)	90	93,037
7.75%, 2/15/23(6)	60	64,200
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	130	132,600
Denbury Resources, Inc.
5.50%, 5/1/22	20	10,900
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(6)	95	98,444
8.125%, 9/15/23(6)	25	26,875
Energy Transfer Equity, L.P.
5.875%, 1/15/24	50	54,125
Gulfport Energy Corp.
6.625%, 5/1/23	60	60,900
Matador Resources Co.
6.875%, 4/15/23	40	42,600
Newfield Exploration Co.
5.625%, 7/1/24	120	126,450
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	45	46,575
RSP Permian, Inc.
6.625%, 10/1/22	80	83,900
Seven Generations Energy, Ltd.
8.25%, 5/15/20(6)	140	146,825
6.75%, 5/1/23(6)	60	63,300
6.875%, 6/30/23(6)	25	26,563
SM Energy Co.
6.50%, 1/1/23	80	80,200
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23	25	26,438
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	5,206

Security	Principal Amount* (000’s omitted)	Value
Williams Partners, L.P./ACMP Finance Corp.
4.875%, 3/15/24	10	$10,502

		$2,480,948

Publishing — 0.0%(7)
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(6)(11)	20	$20,100
Tribune Media Co.
5.875%, 7/15/22	35	36,881

		$56,981

Radio and Television — 0.3%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	$51,750
Series B, 6.50%, 11/15/22	90	93,713
iHeartCommunications, Inc.
9.00%, 12/15/19	953	773,121
11.25%, 3/1/21	45	34,538
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(6)	35	36,225
Sirius XM Radio, Inc.
6.00%, 7/15/24(6)	85	91,906
Univision Communications, Inc.
6.75%, 9/15/22(6)	746	776,772
5.125%, 5/15/23(6)	30	30,675

		$1,888,700

Retailers (Except Food and Drug) — 0.3%
Dollar Tree, Inc.
5.25%, 3/1/20	45	$46,350
5.75%, 3/1/23	105	111,694
Fresh Market, Inc. (The)
9.75%, 5/1/23(6)	1,175	966,437
Hot Topic, Inc.
9.25%, 6/15/21(6)	25	23,656
L Brands, Inc.
6.875%, 11/1/35	50	48,250
Michaels Stores, Inc.
5.875%, 12/15/20(6)	45	46,238
Murphy Oil USA, Inc.
6.00%, 8/15/23	135	143,100
Party City Holdings, Inc.
6.125%, 8/15/23(6)	60	63,300
Vista Outdoor, Inc.
5.875%, 10/1/23	30	30,900

		$1,479,925

Road & Rail — 0.0%(7)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(6)	45	$47,363

		$47,363

Security	Principal Amount* (000’s omitted)	Value
Software and Services — 0.0%(7)
IHS Markit, Ltd.
5.00%, 11/1/22(6)	60	$64,662
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(6)(11)	65	67,600

		$132,262

Steel — 0.0%(7)
ArcelorMittal
6.75%, 2/25/22	25	$28,313

		$28,313

Surface Transport — 0.0%(7)
Hertz Corp. (The)
6.25%, 10/15/22	40	$35,100
XPO Logistics, Inc.
6.50%, 6/15/22(6)	75	78,187

		$113,287

Technology — 0.0%(7)
Micron Technology, Inc.
5.25%, 8/1/23(6)	15	$15,727

		$15,727

Telecommunications — 0.6%
Avaya, Inc.
9.00%, 4/1/19(5)(6)	45	$36,900
CenturyLink, Inc.
6.75%, 12/1/23	40	42,600
CommScope Technologies, LLC
6.00%, 6/15/25(6)	45	48,600
5.00%, 3/15/27(6)	5	5,025
Frontier Communications Corp.
6.25%, 9/15/21	30	26,465
10.50%, 9/15/22	25	23,563
7.625%, 4/15/24	30	24,600
6.875%, 1/15/25	45	35,775
11.00%, 9/15/25	15	13,763
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20	120	115,800
7.50%, 4/1/21	5	4,750
5.50%, 8/1/23	35	30,362
Level 3 Financing, Inc.
5.375%, 1/15/24	25	26,375
Sprint Communications, Inc.
7.00%, 8/15/20	655	717,225
6.00%, 11/15/22	5	5,288
Sprint Corp.
7.25%, 9/15/21	60	66,450
7.875%, 9/15/23	260	295,750
7.625%, 2/15/25	35	39,550
T-Mobile USA, Inc.
6.625%, 4/1/23	40	42,400
6.375%, 3/1/25	35	37,756
6.50%, 1/15/26	115	128,225

Security	Principal Amount* (000’s omitted)		Value
Wind Acquisition Finance S.A.
4.921%, 4/30/19(6)(8)	EUR	500	$600,512
6.50%, 4/30/20(6)		475	491,625
3.669%, 7/15/20(6)(8)	EUR	475	565,111

			$3,424,470

Utilities — 0.2%
AES Corp. (The)
5.50%, 3/15/24		25	$26,250
Calpine Corp.
5.25%, 6/1/26(6)		1,050	1,034,250
Dynegy, Inc.
6.75%, 11/1/19		40	41,575
7.375%, 11/1/22		20	20,325
7.625%, 11/1/24		35	34,825

			$1,157,225

Total Corporate Bonds & Notes (identified cost $41,135,760)			$42,217,828

Asset-Backed Securities — 5.1%

Security	Principal Amount (000’s omitted)		Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 6.654%, 7/15/27(6)(8)		$1,000	$991,003
Apidos CLO XIX
Series 2014-19A, Class E, 6.754%, 10/17/26(6)(8)		2,100	2,101,128
Apidos CLO XVII
Series 2014-17A, Class C, 4.604%, 4/17/26(6)(8)		1,000	997,446
Apidos CLO XXI
Series 2015-21A, Class D, 6.854%, 7/18/27(6)(8)		1,000	1,001,851
Ares CLO, Ltd.
Series 2014-32A, Class D, 6.882%, 11/15/25(6)(8)		2,000	2,001,632
Series 2015-2A, Class E2, 6.511%, 7/29/26(6)(8)		1,000	982,401
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.404%, 7/15/26(6)(8)		500	474,863
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR, 8.754%, 10/14/28(6)(8)		1,200	1,223,583
Series 2014-4A, Class E, 6.504%, 10/15/26(6)(8)		2,000	2,001,818
Series 2015-5A, Class D, 7.407%, 1/20/28(6)(8)		500	501,358
Cent CLO, L.P.
Series 2014-22A, Class D, 6.479%, 11/7/26(6)(8)		1,000	988,918
Cumberland Park CLO, Ltd.
Series 2015-2A, Class E, 6.307%, 7/20/26(6)(8)		1,975	1,927,132
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 7.132%, 8/15/28(6)(8)		1,000	1,001,544
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class B2L, 5.082%, 8/15/25(6)(8)		430	403,455

Security	Principal Amount (000’s omitted)	Value
Galaxy CLO, Ltd.
Series 2015-21A, Class E1, 6.907%, 1/20/28(6)(8)	1,000	$996,196
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class E, 6.921%, 5/5/27(6)(8)	2,000	1,930,864
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.807%, 4/20/25(6)(8)	450	450,132
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class E, 8.007%, 10/20/28(6)(8)	1,000	1,014,700
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class E2, 7.804%, 7/15/27(6)(8)	2,000	2,000,765
Palmer Square CLO, Ltd.
Series 2015-2A, Class DR, 7.807%, 7/20/30(6)(8)	1,200	1,200,000
Race Point CLO, Ltd.
Series 2012-7A, Class D, 5.429%, 11/8/24(6)(8)	1,750	1,750,338
Recette CLO, LLC
Series 2015-1A, Class E, 7.007%, 10/20/27(6)(8)	1,000	1,002,113
Westcott Park CLO, Ltd.
Series 2016-1A, Class E, 8.507%, 7/20/28(6)(8)	1,600	1,633,671

Total Asset-Backed Securities (identified cost $27,130,623)		$28,576,911

Common Stocks — 2.0%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(12)(13)	55	$819,761

		$819,761

Automotive — 0.1%
Dayco Products, LLC(3)(12)(13)	18,702	$589,113

		$589,113

Business Equipment and Services — 0.2%
Education Management Corp.(3)(12)(13)	3,185,850	$0
RCS Capital Corp.(12)(13)	59,826	1,017,042

		$1,017,042

Electronics/Electrical — 0.3%
Answers Corp.(12)(13)	93,678	$1,416,880

		$1,416,880

Health Care — 0.0%(7)
New Millennium Holdco, Inc.(12)(13)	61,354	$115,039

		$115,039

Lodging and Casinos — 0.3%
Tropicana Entertainment, Inc.(12)(13)	35,670	$1,560,562

		$1,560,562

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(12)(13)	707	$0

		$0

Security	Shares	Value
Oil and Gas — 0.6%
Ameriforge Group, Inc.(3)(12)(13)	57,039	$1,996,365
Bonanza Creek Energy, Inc.(13)	1,652	47,974
Nine Point Energy Holdings, Inc.(3)(6)(13)	628	9,235
Paragon Offshore Finance Company, Class A(12)(13)	1,527	1,578
Paragon Offshore Finance Company, Class B(12)(13)	764	15,789
Paragon Offshore, Ltd.(12)(13)	1,527	22,905
Patterson-UTI Energy, Inc.(12)(13)	341	6,595
Samson Resources II, LLC, Class A(12)(13)	44,102	1,043,749
Southcross Holdings Group, LLC(3)(12)(13)	59	0
Southcross Holdings L.P., Class A(12)(13)	59	42,775

		$3,186,965

Publishing — 0.4%
ION Media Networks, Inc.(3)(12)	3,990	$2,076,915
MediaNews Group, Inc.(3)(12)(13)	10,718	375,341

		$2,452,256

Total Common Stocks (identified cost $6,161,699)		$11,157,618

Convertible Preferred Stocks — 0.0%(7)

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(3)(12)(13)	3,545	$0

		$0

Oil and Gas — 0.0%(7)
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(6)(13)	14	$14,000

		$14,000

Total Convertible Preferred Stocks (identified cost $264,194)		$14,000

Closed-End Funds — 2.1%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	99,936	$1,429,085
Invesco Senior Income Trust	483,234	2,198,715
Nuveen Credit Strategies Income Fund	365,228	3,173,831
Nuveen Floating Rate Income Fund	148,079	1,751,774
Nuveen Floating Rate Income Opportunity Fund	103,281	1,223,880
Voya Prime Rate Trust	396,676	2,118,250

Total Closed-End Funds (identified cost $12,168,732)		$11,895,535

Miscellaneous — 0.0%(7)

Security	Principal Amount/ Shares	Value
Lodging and Casinos — 0.0%(7)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(6)(13)	$99,307	$50

Total Miscellaneous (identified cost $0)		$50

Short-Term Investments — 1.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(14)	8,121,208	$8,122,832

Total Short-Term Investments (identified cost $8,122,832)		$8,122,832

Total Investments — 156.9% (identified cost $877,977,140)		$879,816,922

Less Unfunded Loan Commitments — (0.1)%		$(327,168)

Net Investments — 156.8% (identified cost $877,649,972)		$879,489,754

Other Assets, Less Liabilities — (39.7)%		$(222,849,590)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (17.1)%		$(95,969,924)

Net Assets Applicable to Common Shares — 100.0%		$560,670,240

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	This Senior Loan will settle after July 31, 2017, at which time the interest rate will be determined.

(5)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $48,545,949 or 8.7% of the Trust’s net assets applicable to common shares.

(7)	Amount is less than 0.05%.

(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)	Security converts to floating rate after the indicated fixed-rate coupon period.

(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $72,464.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,733,892	CAD	5,019,919	HSBC Bank USA, N.A.	8/31/17	$—	$(294,359)
USD	6,583,108	EUR	5,843,600	State Street Bank and Trust Company	8/31/17	—	(344,916)
USD	9,740,921	EUR	8,515,238	HSBC Bank USA, N.A.	9/29/17	—	(370,906)
USD	1,511,100	GBP	1,165,765	Goldman Sachs International	9/29/17	—	(30,030)
USD	7,282,936	EUR	6,203,280	Goldman Sachs International	10/31/17	—	(95,843)
USD	2,908,560	GBP	2,218,453	State Street Bank and Trust Company	10/31/17	—	(27,180)

						$—	$(1,163,234)

Abbreviations:

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At July 31, 2017, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At July 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $1,163,234.

The cost and unrealized appreciation (depreciation) of investments of the Trust at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$879,086,778

Gross unrealized appreciation	$15,936,886
Gross unrealized depreciation	(15,533,910)

Net unrealized appreciation	$402,976

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$775,765,651	$1,739,329	$777,504,980
Corporate Bonds & Notes	—	42,217,828	—	42,217,828
Asset-Backed Securities	—	28,576,911	—	28,576,911
Common Stocks	1,615,131	3,675,757	5,866,730	11,157,618
Convertible Preferred Stocks	—	—	14,000	14,000
Closed-End Funds	11,895,535	—	—	11,895,535
Miscellaneous	—	50	—	50
Short-Term Investments	—	8,122,832	—	8,122,832
Total Investments	$13,510,666	$858,359,029	$7,620,059	$879,489,754

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,163,234)	$—	$(1,163,234)
Total	$—	$(1,163,234)	$—	$(1,163,234)

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2017 is not presented. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017